Taxation - Additional information (Details) - GBP (£) £ in Thousands				12 Months Ended
	Dec. 31, 2023	Apr. 01, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Normal applicable rate of tax	25.00%	25.00%	19.00%	23.52%	19.00%	19.00%
Tax benefit relating to tax rate changes or imposition of new taxes				£ 3,961
Weighted average
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Normal applicable rate of tax				23.50%